Note 10 - Stockholders' Equity-10Q (Details Textual) - USD ($)						9 Months Ended	12 Months Ended
	Jul. 18, 2023	Jun. 02, 2023	May 24, 2023	Apr. 02, 2023	Oct. 13, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 27, 2024	Jun. 21, 2024	Mar. 28, 2024	Jul. 02, 2021	Oct. 15, 2020
Preferred Stock, Shares Authorized (in shares)						60,000,000	60,000,000	60,000,000
Preferred Stock, Shares Issued (in shares)						33,835	14,000	0
Common Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Dividend Rate, Percentage						25.00%
Stock Issued During Period, Value, Issued for Services								$ 0
Standby Equity Purchase Agreement [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001
Stock Purchase Agreement, Value of Shares Authorized for Issuance						$ 8,000,000	$ 8,000,000
Stock Issued During Period, Shares, New Issues (in shares)		100,000	97,000		20,111
Shares Issued, Price Per Share (in dollars per share)		$ 2.82	$ 3.89
Stock Issued During Period, Value, Issued for Services		$ 282,100	$ 377,000
Warrant [Member]
Warrants and Rights Outstanding, Term (Year)						5 years
Class of Warrant or Right, October 14, 2025 Expiration [Member]
Warrants and Rights Outstanding, Term (Year)													5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						2,083							2,083
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 450							$ 450
Class of Warrant or Right, July 1, 2026 Expiration [Member]
Warrants and Rights Outstanding, Term (Year)												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						13,333						13,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 187.5						$ 187.5
Series A-1 Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						24,000,000	24,000,000	24,000,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						16,500,000	16,500,000	16,500,000
Series C Convertible Voting Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						14,000	14,000
Preferred Stock, Shares Issued (in shares)	6,000			8,000
Preferred Stock, Dividend Rate, Percentage							25.00%
Stock Issued During Period, Shares, New Issues (in shares)	6,000			8,000
Series D Convertible Voting Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						20,000	0
Preferred Stock, Shares Issued (in shares)										8,837.58	8,000
Series E Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						6,000	0
Price of Convertible Preferred Stock to Common Stock, Percentage						80.00%
Series E Convertible Voting Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)									2,997
Series C Preferred Stock [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)						$ 6.5
Series D Preferred Stock [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)						$ 2.5
Series C & D Preferred Stock [Member] | Kiromic BioPharma Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner						19.99%